Restricted Net Asset Parent Only Financial Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash	¥ 291,845	$ 42,447	¥ 378,054			¥ 506,642
Amounts due from related parties	845,219	122,932	1,285,218
Prepaid expenses and other current assets	247,141	35,945	205,981
Total current assets	4,427,424	643,942	6,369,070
Investments and loans to subsidiaries	177,556	25,824	188,895			355,192	¥ 459,721
Total assets	8,608,094	1,251,994	10,342,835
Current liabilities:
Amounts due to related parties	202,032	29,384	313,780	[1]
Other current liabilities and accrued expenses	640,668	93,181	678,003
Total current liabilities	16,288,890	2,369,120	16,035,709
Non-current liabilities:
Total liabilities	20,924,883	3,043,397	20,835,301
Shareholders' deficit
Ordinary shares — Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectivelyOutstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively	13,791	2,006	13,791
Additional paid-in capital	7,258,280	1,055,673	7,257,689
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost	(127,331)	(18,520)	(127,331)
Accumulated other comprehensive income	(118,480)	(17,232)	119,592
Accumulated deficit	(20,332,185)	(2,957,194)	(18,746,454)
Total shareholders' deficit	(13,305,925)	(1,935,267)	(11,482,713)
Commitments and contingencies	0	0	0
Total liabilities and shareholders' equity/deficit	8,608,094	1,251,994	10,342,835
Yingli Green Energy Parent Company [Member]
Current assets:
Cash	13,270	1,930	1,184		$ 172	¥ 453	¥ 1,145
Amounts due from related parties	2,771,485	403,096	2,639,708
Prepaid expenses and other current assets	164,555	23,934	171,362
Total current assets	2,949,310	428,960	2,812,254
Investments and loans to subsidiaries	0	0	0
Total assets	2,949,310	428,960	2,812,254
Current liabilities:
Amounts due to related parties	3,236,397	470,714	3,066,825
Other current liabilities and accrued expenses	46,193	6,720	43,625
Total current liabilities	3,282,590	477,434	3,110,450
Non-current liabilities:
Deficit subsidiaries	12,972,645	1,886,793	11,184,517
Total liabilities	16,255,235	2,364,227	14,294,967
Shareholders' deficit
Ordinary shares — Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectivelyOutstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively	13,791	2,006	13,791
Additional paid-in capital	7,258,280	1,055,673	7,257,689
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost	(127,331)	(18,520)	(127,331)
Accumulated other comprehensive income	(118,480)	(17,232)	119,592
Accumulated deficit	(20,332,185)	(2,957,194)	(18,746,454)
Total shareholders' deficit	(13,305,925)	(1,935,267)	(11,482,713)
Commitments and contingencies	0	0	0
Total liabilities and shareholders' equity/deficit	¥ 2,949,310	$ 428,960	¥ 2,812,254

[1]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2017 and 2018.